UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please Print or Type.

1. Name and address of Issuer:
Daily Income Fund
1411 Broadway, 28th Floor
New York, New York 10018

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not
list series or classes):	[ X ]

3. Investment Company Act File Number:	811-8312

Securities Act File Number:	33-74470

4 (a). Last day of fiscal year for which this Form is filed:
March 31, 2014

4 (b). Check box if this notice is being filed late (i.e. more than 90 calendar days after the
end of the issuer's fiscal year). (See Instruction A. 2)	[ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 (c). Check box if this is the last time the issuer will be filing this Form.
[ ]

5. Calculation of registration fee:
(i) Aggregate sale price of securities sold during the fiscal
year pursuant to section 24(f):				$ 44,534,038,730.75
(ii) Aggregate price of shares redeemed or repurchased
during the fiscal year:		$ 40,450,921,297.12
(iii) Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to reduce
registration fees payable to the Commission:		$ 2,486,418,329.86

(iv) Net available redemption credits [add items 5(ii) and 5 (iii)]			-	$ 42,937,339,626.98

(v) Net sales -- if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]				$ 1,596,699,103.77

(vi) Redemption credits available for use in future years
-- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:		$ -

(vii) Multiplier for determining registration fee (See Instruction C. 9)			x	0.0001288

(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter "0" if no fee is due):			=	$ 205,654.84

6. Prepaid Shares:
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to fule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____0____. If there is an number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0 .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(See Instruction D):
			+	$ -

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
			=	$ 205,654.84

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

May 20, 2014
Method of Delivery:
[ X ]	Wire Transfer
[ ]	Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Christine Manna
Christine Manna, Secretary

Date	May 29, 2014

* Please print the name and title of the signing officer below the signature.